Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital Commitment [Member]
Commitments and Contingencies [Line Items]
Capital investment commitment	¥ 278,012	¥ 300,019